Segment Information	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Segment Information
2 4 .	SEGMENT INFORMATION
The Group’s chief operating decision maker, the chief executive officer, reviews the Group’s condensed consolidated results when making decisions about the allocation of resources and when assessing performance of the Group as a whole, and therefore, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The basis of information reported to the chief operating decision maker is the same as the Group’s condensed consolidated financial statements. As the Group’s long-lived assets are substantially located in and derived from Asia, no geographical segments are presented.
The following is an analysis of the Group’s revenue from its major products and services
.

	For the Nine months ended September 30
	2018	2019
Out-licensing	$—	$3,000,000

For the nine months ended September 30, 2019, there was revenue generated from out-licensing
of commercialization rights in South Korea to Biogenetics for varlitinib
and ASLAN003 in the amount of $3,000,000. See Note 16 for details
.